UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2012

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Anthony D. Cecchini
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Anthony D. Cecchini
Oak Brook, IL
July 26, 2012

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $263,147 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      379 9340.0000SH       SOLE                                  9340.0000
Disney Walt Company            COM              254687106      222 4582.0000SH       SOLE                                  4582.0000
McDonalds Corp                 COM              580135101     7748 87518.0000SH      SOLE                                 87518.0000
Alerian MLP ETF                COM              00162q866    26746 1673740.0000SH    SOLE                               1673740.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      206 8904.0000SH       SOLE                                  8904.0000
E Tracs Alerian MLP Infrastruc COM              902641646      624 19615.0000SH      SOLE                                 19615.0000
JP Morgan Alerian MLP Index ET COM              46625h365    17017 439046.0000SH     SOLE                                439046.0000
Nuveen Real Estate Income Fund COM              67071B108      128 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      433 11785.9956SH      SOLE                                 11785.9956
SPDR Gold Trust                COM              78463v107      913 5886.0000SH       SOLE                                  5886.0000
SPDR S&P 500 ETF Trust         COM              78462F103    35930 263988.4575SH     SOLE                                263988.4575
SPDR S&P International Small C COM              78463x871      204 7923.0000SH       SOLE                                  7923.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107      980 5721.2224SH       SOLE                                  5721.2224
Vanguard Dividend Appreciation COM              921908844      491 8654.0000SH       SOLE                                  8654.0000
Vanguard FTSE All-World EX-US  COM              922042775    46681 1139127.2808SH    SOLE                               1139127.2808
Vanguard Growth Vipers         COM              922908736      663 9752.6741SH       SOLE                                  9752.6741
Vanguard Large Cap             COM              922908637    11442 184253.9033SH     SOLE                                184253.9033
Vanguard MSCI Emerging Markets COM              922042858    22896 573406.6599SH     SOLE                                573406.6599
Vanguard Mid Cap Value         COM              922908512      455 8280.0000SH       SOLE                                  8280.0000
Vanguard Mid Cap Vipers        COM              922908629    10687 138433.0010SH     SOLE                                138433.0010
Vanguard REIT Vipers           COM              922908553      427 6533.6846SH       SOLE                                  6533.6846
Vanguard S&P 500 ETF           COM              922908413     8544 137186.0000SH     SOLE                                137186.0000
Vanguard Small Cap             COM              922908751     2100 27614.7557SH      SOLE                                 27614.7557
Vanguard Total Stock Market Vi COM              922908769     8153 116979.3989SH     SOLE                                116979.3989
Vanguard Value                 COM              922908744      751 13423.4207SH      SOLE                                 13423.4207
iShares Barclays US Treasury I COM              464287176      752 6281.2062SH       SOLE                                  6281.2062
iShares DJ US Regional Banks I COM              464288778      263 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      268 5168.0000SH       SOLE                                  5168.0000
iShares Gold Trust             COM              464285105      741 47590.0000SH      SOLE                                 47590.0000
iShares MSCI EAFE Small Cap In COM              464288273      209 5770.0000SH       SOLE                                  5770.0000
iShares MSCI Eafe Index Fund   COM              464287465     2647 52991.2822SH      SOLE                                 52991.2822
iShares MSCI Emerging Markets  COM              464287234     1597 40807.4194SH      SOLE                                 40807.4194
iShares Russell 1000 Growth    COM              464287614     4452 70417.0000SH      SOLE                                 70417.0000
iShares Russell 1000 Index Fun COM              464287622     3345 44469.3517SH      SOLE                                 44469.3517
iShares Russell 1000 Value Ind COM              464287598     3511 51459.2667SH      SOLE                                 51459.2667
iShares Russell 2000 Growth    COM              464287648      473 5176.2857SH       SOLE                                  5176.2857
iShares Russell 2000 Index     COM              464287655     5022 63124.2293SH      SOLE                                 63124.2293
iShares Russell 2000 Value     COM              464287630      361 5122.2997SH       SOLE                                  5122.2997
iShares Russell 3000 Index     COM              464287689      452 5624.0000SH       SOLE                                  5624.0000
iShares Russell Midcap         COM              464287499     9305 88315.6027SH      SOLE                                 88315.6027
iShares Russell Midcap Growth  COM              464287481     9094 153636.7429SH     SOLE                                153636.7429
iShares Russell Midcap Value   COM              464287473     8463 182717.7475SH     SOLE                                182717.7475
iShares Tr S&P 500/Barra Growt COM              464287309      641 8718.0000SH       SOLE                                  8718.0000
iShares Trust S&P 500 Index    COM              464287200     6727 49192.3972SH      SOLE                                 49192.3972